Common Shares - Summary of restricted stock awards (Details) - Restricted Stock [Member]	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding and non-vested (in shares) | shares	12,613,585	13,611,270
Number of shares, granted (in shares) | shares	10,922,799	2,301,115
Number of shares, vested (in shares) | shares	(4,236,973)	(3,248,800)
Number of shares, forfeited (in shares) | shares	(45,000)	(50,000)
Number of shares, outstanding and non-vested (in shares) | shares	19,254,411	12,613,585
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $	$ 8.52	$ 9.32
Weighted average grant date fair value, granted (in USD per share) | $	3.09	4.74
Weighted average grant date fair value, vested (in USD per share) | $	8.99	9.19
Weighted average grant date fair value, forfeited (in USD per share) | $	7.59	7.80
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $	$ 5.34	$ 8.52